Schedule of other operating expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Foreign exchange loss		$ 189,426
Foreign worker levy	173,632	168,137
Impairment loss on other receivables	49,851
Insurance	260,787	55,694
Professional fees	633,524	109,703
Property tax	109,326	108,412
Rental and storage	409,145	594,748
Utilities	164,581	189,982
Upkeep, repair and maintenance	131,776	230,037
Chemical and incineration fees	349,769	396,428
Bank service charges	10,846	50,427
Nasdaq annual fees	65,500
Others	41,694	9,398
Other operating expenses	$ (2,400,431)	$ (2,102,392)